UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

CITIZENS SELECT PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--15.1%	Amount ($)		Value ($)

Bank of America Corp.
4.31%, 2/22/2006	10,000,000	[a]	10,000,000
Calyon (Yankee)
4.28%, 2/1/2006	20,000,000		20,000,000
Citibank N.A.
4.41%, 3/6/2006	20,000,000		20,000,000
DEPFA BANK PLC (Yankee)
4.22%, 2/3/2006	20,000,000		20,000,000
Washington Mutual Bank
4.44%, 3/14/2006	20,000,000		20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $90,000,000)			90,000,000

Commercial Paper--55.3%

Bank of Ireland
4.53%, 3/27/2006	20,000,000		19,865,000
Beethoven Funding Corp.
4.36%, 2/3/2006	20,000,000	[b]	19,995,189
CRC Funding LLC
4.23%, 2/3/2006	20,000,000	[b]	19,995,356
Deutsche Bank Financial LLC
4.48%, 2/1/2006	20,000,000		20,000,000
Dexia Delaware LLC
4.22%, 2/3/2006	20,000,000		19,995,361
FCAR Owner Trust Ser. I
Ser. 1, 4.22%, 2/3/2006	20,000,000		19,995,356
General Electric Co.
4.53%, 3/28/2006	20,000,000		19,862,500
Grampian Funding Ltd.
4.55%, 4/20/2006	20,000,000	[b]	19,805,000
Harrier Finance Funding Ltd.
4.55%, 4/19/2006	20,000,000	[b]	19,807,500
HBOS Treasury Services PLC (London)
4.48%, 4/6/2006	20,000,000		19,842,489
Nationwide Building Society
4.22%, 2/3/2006	20,000,000		19,995,361
Northern Rock PLC
4.22%, 2/2/2006	10,000,000		9,998,840
Premier Asset Collateralized Entity LLC
4.44%, 3/13/2006	20,000,000		19,902,444
Prudential Funding LLC
4.48%, 2/1/2006	20,000,000		20,000,000
Sigma Finance Inc.
4.43%, 3/8/2006	20,000,000	[b]	19,914,833

UBS Finance Delaware LLC
4.47%, 2/1/2006	20,000,000		20,000,000
Westpac Banking Corp.
4.48%, 4/6/2006	20,000,000		19,842,489
Total Commercial Paper
(cost $328,817,718)			328,817,718

Corporate Notes--9.3%

Commonwealth Bank of Australia
4.49%, 8/24/2010	15,000,000	[a]	15,000,000
Royal Bank of Scotland PLC
4.48%, 4/21/2010	10,000,000	[a]	10,000,000
Societe Generale
4.35%, 11/2/2010	15,000,000	[a]	15,000,000
Wells Fargo & Co.
4.34%, 7/1/2011	15,000,000	[a]	15,000,000
Total Corporate Notes
(cost $55,000,000)			55,000,000

U.S. Government Agencies--2.5%

Federal Home Loan Banks
4.31%, 4/11/2006
(cost $14,998,298)	15,000,000	[a]	14,998,298

Time Deposits--18.1%

Branch Banking & Trust Co. (Grand Cayman)
4.46%, 2/1/2006	20,000,000		20,000,000
Marshall & Ilsley Bank (Grand Cayman)
4.44%, 2/1/2006	25,300,000		25,300,000
Regions Bank (Grand Cayman)
4.46%, 2/1/2006	20,000,000		20,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.45%, 2/1/2006	17,000,000		17,000,000
U.S. Bank NA (Grand Cayman)
4.44%, 2/1/2006	25,000,000		25,000,000
Total Time Deposits
(cost $107,300,000)			107,300,000

Total Investments (cost $596,116,016)	100.3%		596,116,016

Liabilities, Less Cash and Receivables	(.3%)		(1,544,100)

Net Assets	100.3%		594,571,916

[a] Variable interest rate - subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2006, these securities amounted to $99,517,878 or 16.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

CITIZENS SELECT TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills--92.0%	Purchase (%)	Amount ($)	Value ($)

2/23/2006	4.05	4,965,000	4,952,772
3/2/2006	3.80	70,175,000	69,961,566
3/9/2006	3.89	164,984,000	164,347,412
3/23/2006	3.93	50,000,000	49,729,861
4/13/2006	4.22	40,000,000	39,670,244
Total U.S. Treasury Bills
(cost $328,661,855)			328,661,855

U.S. Treasury Notes--8.4%

1.50%, 3/31/2006
(cost $29,862,148)	4.34	30,000,000	29,862,148

Total Investments (cost $358,524,003)		100.4%	358,524,003

Liabilities, Less Cash and Receivables		(.4%)	(1,490,543)

Net Assets		100.0%	357,033,460

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT MONEY MARKET FUNDS
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)